Intangible assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
In place leases
Gross Carrying Amount	$ 1,385	$ 806
Accumulated Amortization	570	121
Above Market leases
Gross Carrying Amount	48	48
Accumulated Amortization	15	3
Customer Value
Gross Carrying Amount	4,004	0
Accumulated Amortization	350	0
Trade name
Gross Carrying Amount	72	0
Accumulated Amortization	19	0
Non Compete
Gross Carrying Amount	62	0
Accumulated Amortization	11	0
Below market leases
Gross Carrying Amount	220	156
Accumulated amortization	$ 118	$ 24